SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) $ in Thousands	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($) agreement facility	Sep. 30, 2016 USD ($) agreement facility	Dec. 31, 2015 USD ($) facility	Oct. 06, 2016 facility	Mar. 31, 2016 USD ($)
Acquisition Policy
Number of facilities		38	38
Number of management agreements | agreement	1	1
Number of skilled nursing facilities	2
Number of assisted living facilities	1
Number of sublease agreements executed, owned by company		22	22
Number of sublease agreements executed, leased by company		11	11
Allowance for uncollectible accounts management fees receivables | $			$ 12,500
Deferred tax asset | $	$ 569		0
Number of skilled nursing facilities, managed		2
Number of independent living facility, managed om behalf of third party		1
Allowance for uncollectible accounts patient care receivables | $		$ 10,300	12,500
Number of skilled nursing facilities, managed on behalf of third party		2
Number of independent living facilities		1
Accounts receivable, net of allowance of $12,487 and $6,708 | $	$ 24,294	$ 3,327	8,805
New Accounting Pronouncement, Early Adoption, Effect
Acquisition Policy
Deferred tax asset | $			(62,000)
Deferred tax assets, net, noncurrent | $			$ 62,000
Lease-Related Intangible Asset
Acquisition Policy
Estimated useful life			10 years
Intangible Assets-bed licenses
Acquisition Policy
Estimated useful life			32 years
Patient Care Receivables
Acquisition Policy
Accounts receivable, gross, current | $			$ 20,900
Accounts receivable, net of allowance of $12,487 and $6,708 | $		$ 1,600	$ 8,000
Third Party Operators
Acquisition Policy
Number of sublease agreements executed, owned by company		24	24
Number of sublease agreements executed, leased by company			11
Number owned assisted living facilities leased		2	2
Federal
Acquisition Policy
Net operating loss carry forwards | $			$ 58,300
GEORGIA
Acquisition Policy
Number of facilities		2
Arkansas
Acquisition Policy
Deferred Finance Costs, Net | $		$ 3,000
Arkansas | Subsequent Event
Acquisition Policy
Number of facilities sold				9
Accounting Standard Update 2015-03 [Member] | Long-term Debt [Member]
Acquisition Policy
Deferred Finance Costs, Net | $			$ (2,700)		$ (2,500)